SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES NET INCOME (LOSS) PER COMMON SHARE (Details) (USD $)	6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES NET INCOME (LOSS) PER COMMON SHARE
Make Good Escrow Agreement shares issued and held with the escrow agent	0	3,000,000	3,000,000	6,000,000
Sub-total Make Good Escrow Shares	0	3,000,000	3,000,000	6,000,000
On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum	881,752	881,752	881,752	0
On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum	1,000,000	426,667	426,667	0
On February 26, 2013 , the Company issued two (2) convertible notes in the amount of $250,000 and $100,000, respectively,	1,400,000	0	1,400,000	0
On July 16, 2013, the Company issued a convertible note for $400,000, with consideration of $360,000 and $40,000 original issue discount	$ 1,479,290	$ 0
On August 27, 2013, the Company issued a convertible notes in the amount of $153,000 convertible at 65% multiplied by the arket price, with interest at 8% per annum due on May 26, 2014	$ 1,806,020	$ 0
Sub-total Convertible Note Shares	6,567,062	1,308,419	2,708,419	0
On August 6, 2012, the Company issued (i) warrants to purchase 1,066,667 shares, in the aggregate, of the Company's common stock to the investors	956,481	0	2,951,424	0
On February 26, 2013, the Company issued warrants to purchase 1,000,000 and 400,000 shares respectively, 1,400,000 shares in the aggregate	1,400,000	0	1,400,000	0
On March 15, 2013, the Company issued a warrant to purchase 881,753 shares of the Company's common stock	881,753	0	881,753	0
On May 6, 2013 the Company issued three (3) series of warrants of Series A	2,027,520	0
On May 6, 2013 the Company issued three (3) series of warrants of Series B	1,151,999	0
On May 6, 2013 the Company issued three (3) series of warrants of Series C	2,534,399	0
Sub-total Warrant Shares	8,952,152	0	5,233,177	0
Total potentially outstanding dilutive common shares	15,519,214	4,308,419	10,941,596	6,000,000